DEBT - Convertible Debentures (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) D $ / shares	Dec. 31, 2021 USD ($)	Oct. 06, 2019 USD ($)	Oct. 02, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferred income tax expense through equity	$ (782)	$ (176,039)
Transaction costs	$ 688	$ 3,036
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 46,000	$ 46,000
Borrowings, interest rate			4.65%	4.65%
Conversion price | $ / shares	$ 5.00
Conversion rate		200
Consecutive trading days | D	20
Redemption percentage of conversion price	125.00%
Percentage of principal amount of debt redeemed		95.00%
Interest paid on debentures		$ 2,100